Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share ("EPS") (Tables) [Abstract]
Calculation of basic and diluted Earnings Per Share
The components of the calculation of basic EPS and diluted EPS are as follows:

(Dollars in thousands)	2018	2017	2016
Profit/loss for the period used for calculation of EPS - basic	$(46,927)	$6,602	$9,260
Profit/loss for the period used for calculation of EPS - dilutive	$(46,927)	$6,602	$9,260

Basic earnings per share:
Weighted average shares outstanding - basic	143,429,610	124,536,338	93,382,757

Diluted earnings per share:
Weighted average shares outstanding - basic	143,929,610	124,536,338	93,382,757
Dilutive equity awards	5,311	-	6,853
Weighted average shares outstanding - dilutive	143,434,921	124,536,338	93,389,610